Government assistance (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($) $ / shares	Jan. 31, 2025 CAD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($) shares	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Aug. 06, 2025 CAD ($)	Aug. 06, 2025 USD ($)	Jan. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Government assistance
Additional commitment													$ 5,000	$ 3,572
SIF warrants
Government assistance
Warrants issued						1,048,211		5,918,058
Class B1 Preferred Shares warrants
Government assistance
Warrants issued				2,283,169
Class B3 Preferred Shares warrants
Government assistance
Warrants issued						28,635,504
SIF
Government assistance
Allowable eligible cots	$ 148,550		$ 138,550						$ 5,000	$ 3,600	$ 104,550				$ 97,500	$ 132,318	$ 93,100
Contribution ratio			50.00%												50.00%	41.02%	41.02%
Consideration received									5,000	3,624
Fair value of warrants | $				$ 0	$ 801	$ 0	$ 5,921
Cumulative amount received								$ 69,275	$ 74,275	$ 55,123		$ 51,499
Government assistance term	5 years	5 years
Government assistance contractual right period	3 years	3 years
Additional funding received	$ 5,000	$ 3,600
Additional consideration | $											0
SIF | Subsequent events
Government assistance
Consideration received	$ 3,914										$ 2,857
SIF | SIF warrants
Government assistance
Warrants issuance period			30 days
Exercise price | $ / shares															$ 0
SIF | Class B1 Preferred Shares warrants
Government assistance
Purchase price per warrant | $ / shares		$ 1.587
SIF | Class B3 Preferred Shares warrants
Government assistance
Warrants issued per warrant	12.542	12.542